Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																6 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011		Jan. 01, 2011		Oct. 02, 2010		Dec. 31, 2011		Jan. 01, 2011		Mar. 31, 2012		Apr. 02, 2011		Jun. 30, 2012	Jul. 02, 2011		Jul. 03, 2010
Quarterly Financial Information [Line Items]
Net sales	$ 1,016		$ 965		$ 1,088		$ 1,025		$ 1,016		$ 939		$ 1,062		$ 1,002		$ 2,113		$ 2,064		$ 3,078		$ 3,003		$ 4,094	$ 4,019		$ 3,972
Gross profit	276		266		306		285		290		288		326		293
Income (loss)	(70)		89		(53)		12		(10)		34		31		1		(41)		32		48		66		(22)	56		127
Income (loss) per common share - Basic	$ (0.58)		$ 0.75		$ (0.44)		$ 0.10		$ (0.09)		$ 0.28		$ 0.24		$ 0.01		$ (0.35)		$ 0.25		$ 0.41		$ 0.53		$ (0.18)	$ 0.45		$ 0.92
Income (loss) per common share - Diluted	$ (0.58)		$ 0.74		$ (0.44)		$ 0.10		$ (0.09)		$ 0.28		$ 0.24		$ 0.01		$ (0.35)		$ 0.25		$ 0.40		$ 0.52		$ (0.18)	$ 0.45		$ 0.92
Net income (loss)	599		(3)		470		(218)		87		150		838		197
Net income (loss) per common share - Basic	$ 5.02		$ (0.02)		$ 3.96		$ (1.86)		$ 0.72		$ 1.22		$ 6.54		$ 1.49
Income (loss) per common share - Diluted	$ 5.02		$ (0.02)		$ 3.96		$ (1.85)		$ 0.72		$ 1.21		$ 6.51		$ 1.49
Cash dividends declared			$ 0.58		$ 0.58				$ 1.15		$ 0.58		$ 0.58												$ 1.15	$ 2.30		$ 2.20
Market price - high	$ 34.43	[1]	$ 33.95	[1]	$ 29.69	[1]	$ 30.39	[1]	$ 30.50	[1]	$ 31.21	[1]	$ 27.30	[1]	$ 23.72	[1]
Market price -low	$ 27.56	[1]	$ 28.67	[1]	$ 24.12	[1]	$ 24.54	[1]	$ 27.53	[1]	$ 25.34	[1]	$ 21.57	[1]	$ 20.37	[1]
Market price - close	$ 28.99	[1]	$ 33.17	[1]	$ 29.15	[1]	$ 25.19	[1]	$ 29.76	[1]	$ 27.57	[1]	$ 26.97	[1]	$ 20.69	[1]
Scenario, Previously Reported
Quarterly Financial Information [Line Items]
Net sales			1,899	[2]	2,081	[3]	1,943	[4]	2,297	[5]	1,860	[2]	1,958	[3]	1,727	[4]	4,024	[3]	3,685	[3]	5,923	[2]	5,545	[2]		8,681	[5]	8,339	[5]
Gross profit									694	[5]
Income (loss)			38	[2]	33	[3]	(34)	[4]	48	[5]	124	[2]	88	[3]	61	[4]	(1)	[3]	149	[3]	37	[2]	273	[2]		338	[5]	582	[5]
Income (loss) per common share - Basic			$ 0.31	[2]	$ 0.28	[3]	$ (0.28)	[4]	$ 0.41	[5]	$ 1.03	[2]	$ 0.69	[3]	$ 0.47	[4]	$ (0.01)	[3]	$ 1.15	[3]	$ 0.31	[2]	$ 2.16	[2]		$ 2.72	[5]	$ 4.23	[5]
Income (loss) per common share - Diluted			$ 0.31	[2]	$ 0.27	[3]	$ (0.28)	[4]	$ 0.41	[5]	$ 1.02	[2]	$ 0.69	[3]	$ 0.46	[4]	$ (0.01)	[3]	$ 1.15	[3]	$ 0.31	[2]	$ 2.15	[2]		$ 2.70	[5]	$ 4.21	[5]
Net income (loss)									113	[5]
Net income (loss) per common share - Basic									$ 0.95	[5]
Income (loss) per common share - Diluted									$ 0.94	[5]
Restatement Adjustment
Quarterly Financial Information [Line Items]
Net sales			(5)		(5)		7		(6)		(10)		(11)		16		2		5		(3)		(5)			(11)		(3)
Income (loss)			(3)		4		(3)		(16)		(3)		(3)		3		1				(2)		(3)			(19)		1
Income (loss) per common share - Basic			$ (0.03)		$ 0.03		$ (0.02)		$ (0.15)		$ (0.01)		$ (0.03)		$ 0.02		$ 0.01		$ 0.00		$ (0.01)		$ (0.02)			$ (0.16)		$ 0.01
Income (loss) per common share - Diluted			$ (0.03)		$ 0.03		$ (0.02)		$ (0.15)		$ (0.01)		$ (0.03)		$ 0.02		$ 0.01		$ 0.00		$ (0.01)		$ (0.02)			$ (0.16)		$ 0.01
Net income (loss)									(26)
Net income (loss) per common share - Basic									$ (0.22)
Income (loss) per common share - Diluted									$ (0.22)
Segment, Discontinued Operations
Quarterly Financial Information [Line Items]
Net sales			(929)		(988)		(925)		(1,275)		(911)		(885)		(741)		(1,913)		(1,626)		(2,842)		(2,537)			(4,651)		(4,364)
Gross profit									(404)
Income (loss)			$ 54		$ (90)		$ 49		$ (42)		$ (87)		$ (54)		$ (63)		$ (41)		$ (117)		$ 13		$ (204)			$ (263)		$ (456)
Income (loss) per common share - Basic			$ 0.46		$ (0.75)		$ 0.40		$ (0.35)		$ (0.73)		$ (0.42)		$ (0.48)		$ (0.35)		$ (0.90)		$ 0.11		$ (1.62)			$ (2.11)		$ 3.31
Income (loss) per common share - Diluted			$ 0.46		$ (0.75)		$ 0.40		$ (0.35)		$ (0.73)		$ (0.42)		$ (0.48)		$ (0.35)		$ (0.89)		$ 0.11		$ (1.61)			$ (2.10)		$ 3.30

[1]	The historical market prices have been adjusted to reflect the impact of the spin-off of the international coffee and tea business and a 1-for-5 reverse stock split on June 28, 2012. A portion of the original market price was allocated to Hillshire Brands (approximately 30%) and a portion to the international coffee and tea business (approximately 70%) based on the same percentages to be used to allocate the cost of a share of common stock for tax basis purposes. After the market price attributable to Hillshire Brands was determined, it was adjusted to reflect the 1-for-5 reverse stock split.
[2]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012
[3]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011
[4]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended October 1, 2011
[5]	Amounts as reported in the company's financial statements as included in its Annual Report on Form 10-K for the year ended July 2, 2011